Investments in Joint Ventures - Additional information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of joint ventures [Line Items]
Disposals	€ 211
Investments in joint ventures	1,745	€ 1,712	€ 1,614
Carrying value of joint ventures investment net of provision	1,729	1,693
Negative carrying value of joint ventures investment reclassified to Provisions	16	18
Amvest [member]
Disclosure of joint ventures [Line Items]
Disposals	211
Investments in joint ventures	€ 1,001	€ 1,008